FINANCING (Detail) (USD $)	3 Months Ended		12 Months Ended				102 Months Ended	105 Months Ended	12 Months Ended													12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended							3 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	15 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012 Warrants exercisable at $0.07 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Warrants exercisable at $0.14 [Member] Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2011 Convertible Note, Conversion on April 1, 2011 [Member] Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Tangiers $50,000 Note #2 [Member] Converted Principal [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Tangiers $50,000 Note #2 [Member] Converted, Accrued Interest [Member]	Dec. 31, 2011 Convertible Note, Conversion on June 1, 2011 [Member] Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Asher $50,000 Note [Member] Converted Principal [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Asher $50,000 Note [Member] Converted, Accrued Interest [Member]	Dec. 31, 2011 Convertible Note, Conversion on July 19, 2011 [Member] Asher $50,000 Note [Member]	Dec. 31, 2010 Additional warrants, if note remains outstanding after 90 days [Member] Tangiers $50,000 Note [Member]	Dec. 31, 2012 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 31, 2013 Derivative [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Principal Owed Exceeding Cash Received [Member] JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 Tainted Equity Valuation [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Original Issue Discount [Member] Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2011 Tangiers $17,500 Note [Member]	Dec. 31, 2010 Tangiers $17,500 Note [Member]	Dec. 31, 2010 Tangiers $50,000 Note [Member]	Dec. 31, 2010 Tangiers $50,000 Note [Member]	Mar. 31, 2011 Tangiers $50,000 Note #2 [Member]	Dec. 31, 2010 Tangiers $50,000 Note #2 [Member]	Dec. 31, 2011 Asher $50,000 Note [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member] Payment due Q1 2012 [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member] Payment due Q2 2012 [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member] Monthly Payment Due July 1, 2013 to December 2015 [Member]	Dec. 31, 2012 Ruby Development $1,990,000 Note [Member]	Dec. 31, 2011 Ruby Development $1,990,000 Note [Member]	Sep. 30, 2011 Ruby Gold, Inc [Member]	Dec. 31, 2011 Tangiers $25,000 Note [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2011 Tangiers $25,000 Convertible Note [Member]	Mar. 31, 2013 Tangiers $25,000 Convertible Note [Member]	Dec. 31, 2012 Tangiers Two February 2012 Convertible Notes [Member]	Mar. 31, 2013 Tangiers Two February 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible Notes #1 [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible Notes #2 [Member]	Dec. 31, 2011 Tangiers $50,000 Convertible Notes #2 [Member]	Mar. 31, 2013 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two March 2012 Convertible Notes [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Notes #1 [Member]	Dec. 31, 2012 Tangiers March 2012 Convertible Note #2 [Member]	Dec. 31, 2012 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Mar. 31, 2013 Tangiers $50,000 Convertible note May 16, 2012 [Member]	Dec. 31, 2012 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Mar. 31, 2013 Tangiers $25,000 Convertible note May 30, 2012 [Member]	Mar. 31, 2013 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Dec. 31, 2012 Tangiers $100,000 Convertible note June 19, 2012 [Member]	Mar. 31, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Dec. 31, 2012 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 31, 2013 JMJ Financial $550,000 Promissory Note July 11, 2012 [Member]	Mar. 31, 2013 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Tonaquint $100,000 Convertible Note August 2, 2012 [Member]	Dec. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member] Bi-Weekly Payments [Member]	Mar. 31, 2013 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member]	Mar. 31, 2012 Tangiers Convertible Note on October 2, 2012 [Member]	Dec. 31, 2012 Tangiers Two $50,000 Convertible Notes [Member]	Dec. 31, 2012 Tangiers Two $37,500 Convertible Notes [Member]
Debt Instrument, Face Amount			$ 25,000				$ 25,000																		$ 17,500	$ 50,000	$ 50,000		$ 50,000	$ 50,000							$ 25,000		$ 25,000				$ 50,000					$ 37,500	$ 37,500	$ 50,000		$ 25,000			$ 100,000		$ 550,000			$ 100,000			$ 750,000
Debt Instrument, Convertible, Terms of Conversion Feature																									greater of (a) $0.001 or (b) eighty percent (80%) of the lowest traded price of common stock out of the ten (10) trading days immediately preceding the conversion date		greater of (a) $0.005 or (b) eighty percent (80%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date		greater of (a) $0.005 or (b) seventy percent (70%) of the lowest tradedprice of common stock out of the ten (10) trading days immediately preceding the conversion date	45% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion, provided that the number of shares to be issued upon conversion cannot result in the recipient holding more than 4.99% of the outstanding number of shares																									convertible into common stock, in whole or in part, at any time and from time to time before maturity at the option of the holder at the lesser of 7 cents or the undiscounted VWAP price on the day prior to conversion, with a floor price of 2 cents		lesser of $0.10 or 70% of the average of the two lowest closing prices in the 25 trading days previous to the conversion			In lieu of cash payments, the Company may elect to convert the Tonaquint Note to shares at 70% of the arithmetic average of the three (3) lowest VWAPs of the shares of Common Stock during the ten (10) consecutive Trading Day period immediately preceding the date of such conversion.			undiscounted volume weighted average price (VWAP) on the day of conversion, subject to a floor price of $0.0129 per share, and a ceiling price of the undiscounted VWAP on the date prior to each tranche received by the Registrant
Debt Instrument, Maturity Date, Description																									one year		one year		nine months								(24) months from the Effective Date		(9) months				(24) months	(24) months				(24) months	(24) months	(24)months		(24) months			(24) months		(12) months from the Effective Date			(9) months from the Effective Date			(24) months from the Effective Date of each tranche
Debt Instrument, Interest Rate, Stated Percentage																									9.90%	9.90%	9.90%		9.90%	8.00%					3.00%		9.90%		9.90%				9.90%	9.90%				9.90%	9.90%	9.90%		9.90%			7.00%					8.00%			7.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	0	175,000	321,002	70,568			177,974	0																	10,726		17,560		32,485	50,000							20,568				78,296						34,896			16,241		10,988			58,048
Amortization of Debt Discount (Premium)	107,322	45,301	356,552	138,475			575,958	683,280						31,163					67,591			48,272	32,231	4,937		36,986		15,389		32,065								20,568	0							4,496								9,194					26,041	58,272
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted (in Shares)									750,000	750,000																	1,500,000		500,000								250,000				500,000						500,000			150,000		150,000											125,000
Share-based Compensation Arrangement by Share-based Payment Award, Terms of Award									5	5								5									5		5								5				5						5			5		5											5
Investment Warrants, Exercise Price (in Dollars per share)				$ 0.05					$ 0.07	$ 0.14								$ 0.05									$ 0.05		$ 0.05								$ 0.115				$ 0.13						$ 0.09			$ 0.07		$ 0.06
ContingentWarrants (in Shares)																		1,000,000
Ruby Project Non-voting Interest																											0.75%
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature			321,002	70,568	107,406	62,000																				9,965	22,475
Contingent Warrants, Fair Value																											15,000
Warrants, Beneficial Conversion Feature																													14,195												21,704						40,104			9,393		9,380			41,952
Debt Conversion, Converted Instrument, Amount (in Dollars)	0	0	0	0			253,912	253,912			27,983	22,017	1,612		50,000	1,020																																								80,787
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares)											975,000			462,416			557,528
Debt Instrument, Periodic Payment																															10,000	15,000	20,000																											37,666.67
Repayments of Assumed Debt																																				2,500
Debt Instrument, Payment Terms																																					every two (2) weeks beginning January 1, 2012, at a minimum of $2,500 against the principal and accrued interest until the Promissory Note has been satisfied																							The Note is self-amortizing, such that it may be repaid in cash in three monthly installments of $37,666.67 plus accrued interest beginning 180 days from the Effective Date.
Note payable, minimum payment																																					2,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																																							$ 0.08				$ 0.08	$ 0.08				$ 0.09	$ 0.09	$ 0.06		$ 0.06								$ 0.06			$ 1.25
Convertible Notes Payable																																		1,774,822				27,495	50,000	28,114		111,507			50,000					53,106	54,343	26,458	27,077	105,490	103,740	107,038	132,825	107,038	113,000	116,792			161,059		109,032
Interest Payable																																		4,437				2,495		3,114		11,507					7,776			3,106	4,343	1,458	2,077	5,490	3,740	6,325	6,325	6,325	5,358	3,792			1,059	4,707	9,032	5,920
Proceeds from Convertible Debt	176,097	175,000	728,000	100,000			1,381,812	1,557,909																																	100,000						75,000
Convertible Debt	181,097							181,097																																							82,776																			80,920
Debt Instrument, Unamortized Discount			0	20,568			0												111,517	43,713	16,500																									16,409								45,457		45,832	171,730	45,832		10,000
Debt Instrument, Original Issue Discount																																																									10.00%
Debt Instrument, Interest Rate Terms																																																									If the JMJ Note is repaid within ninety (90) days of the Effective Date, the interest rate shall be zero percent (0%).
Proceeds from Notes Payable																																																								50,000	115,000	165,000			50,000
Notes Payable																																																									181,500
Debt Instrument, Fee Amount																																																												3,000
Convertible Notes Payable, Current	238,472		608,193	25,000			608,193	238,472																																																				113,000
Debt Instrument, Pre-Payment Description																																																												the Company retains the option of pre-paying the Tonaquint Note at any time at an amount equal to 125% of the outstanding principal and the accrued and unpaid interest
Payments of Financing Costs	0	0	24,500	0			24,500																																																					10,000
Stock Issued During Period, Shares, Issued for Commissions (in Shares)																																																												85,000
Stock Issued During Period, Value, Issued for Commissions																																																												5,620
Increase (Decrease) in Derivative Liabilities	199,145																																																											48,272
Repayments of Convertible Debt																																																											118,358
Line of Credit Facility, Amount Outstanding																																																														286,098
Proceeds from Lines of Credit																																																														126,097
Other Notes Payable																																																														$ 290,804	$ 161,059